Loans Payable to Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Loans Payable to Related Parties

NOTE C - LOANS PAYABLE TO RELATED PARTIES

Loans payable to related parties consist of:

	March 31, 2018	December 31, 2017
Due to Chief Executive Officer	$9,203	$7,040
Due to Sylios Corp and two subsidiaries of Sylios Corp	3,042	2,862
Total	$12,245	$9,902

The loans are non-interest bearing and are due on demand.

NOTE D - LOANS PAYABLE TO RELATED PARTIES

Loans payable to related parties consist of:

	December 31, 2017	December 31, 2016
Due to Chief Executive Officer	$7,040	$1,477
Due to Sylios Corp and two subsidiaries of Sylios Corp	2,862	284
Total	$9,902	$1,761

The loans are non-interest bearing and are due on demand.